AXONIC ALTERNATIVE INCOME FUND
SCHEDULE OF INVESTMENTS
July 31, 2023 (Unaudited)

Description	Shares	Value
COMMON STOCKS (0.39%)
Financials (0.39%)
ACRES Commercial Realty Corp. REIT	17,307	$152,821
PennyMac Financial Services, Inc. REIT	2,610	196,350
Redwood Trust, Inc. REIT	21,780	164,003
Rithm Capital Corp. REIT	200	2,016
TPG RE Finance Trust, Inc. REIT	1,050	8,190
		523,380
TOTAL COMMON STOCKS
(Cost $708,684)		523,380

PREFERRED STOCKS (2.42%)
Financials (2.42%)
ACRES Commercial Realty Corp., Series D, 7.88%(a)	80,000	1,660,000
Granite Point Mortgage Trust, Inc., Series A, 1D US SOFR + 5.83%(a)(b)	35,872	616,281
Rithm Capital Corp., 3M US L + 5.80%(a)(b)	43,720	987,635
		3,263,916
TOTAL PREFERRED STOCKS
(Cost $3,761,688)		3,263,916

	Rate	Maturity Date	Principal Amount	Value
ASSET-BACKED SECURITIES (4.83%)
Castlelake Aircraft Structured Trust, Series 2017-1R, Class C(c)	6.50%	08/15/25	$699,026	$331,987
Castlelake Aircraft Structured Trust, Series 2021-1A, Class B(c)	6.66%	07/15/27	725,290	594,738
FAT Brands Twin Peaks I LLC, Series 2021-1A, Class A2(c)	7.00%	01/25/25	1,274,000	1,199,598
Horizon Aircraft Finance II, Ltd., Series 2019-1, Class C(c)	6.90%	07/15/26	1,004,319	472,030
JPMorgan Chase Bank NA - Chase Auto Credit Linked Notes, Series 2021-2, Class G(c)	8.48%	07/25/25	1,500,000	1,447,800
Sapphire Aviation Finance II, Ltd., Series 2020-1A, Class C(c)	6.78%	03/15/27	2,845,847	663,319
Sprite, Ltd., Series 2021-1, Class C(c)	8.84%	09/15/26	1,559,985	1,296,737
Thunderbolt III Aircraft Lease, Ltd., Series 2019-1, Class B(c)	4.75%	11/15/26	939,102	504,768

TOTAL ASSET-BACKED SECURITIES
(Cost $7,475,973)				6,510,977
COMMERCIAL MORTGAGE-BACKED SECURITIES (70.92%)
BBCMS Mortgage Trust, Series 2022-C17, Class E(c)	2.50%	08/15/32	1,764,000	859,421
BX Trust, Series 2019-ATL, Class G(b)(c)	1M US L + 3.49%	10/15/36	1,661,008	1,540,751
Credit Suisse Mortgage Capital Certificates, Series 2021-980M, Class G(b)(c)	3.54%	07/15/26	1,788,997	1,168,573
Freddie Mac Multifamily Structured Pass Through Certificates, Series 2023-MN6, Class M2(b)(c)	30D US SOFR + 6.75%	12/25/32	1,000,000	1,013,800
FREMF Mortgage Trust, Series 2018-KF44, Class C(b)(c)	1M US L + 8.50%	02/25/25	1,707,819	1,676,566
FREMF Mortgage Trust, Series 2022-K748, Class D(c)(d)	0.00%	02/25/29	2,995,082	1,712,588
FREMF Mortgage Trust, Series 2022-K748, Class X2B(c)(e)	0.10%	02/25/29	12,739,389	48,410
FREMF Mortgage Trust, Series 2022-K748, Class X2A(c)(e)	0.10%	01/25/29	47,201,486	193,526
FREMF Mortgage Trust, Series 2022-KF144, Class CS(b)(c)	30D US SOFR + 6.00%	09/25/32	5,000,000	5,000,000

FRESB Mortgage Trust, Series 2017-SB38, Class B(b)(c)(f)	4.06%	08/25/27	415,449	381,009
FRESB Mortgage Trust, Series 2020-SB74, Class B(b)(c)(f)	7.50%	04/25/30	1,291,237	1,222,673
FRESB Mortgage Trust, Series 2020-SB76, Class B(b)(c)	7.50%	05/25/30	445,129	415,661
FRESB Mortgage Trust, Series 2020-SB81, Class B(b)(c)	7.50%	10/25/30	2,540,743	2,349,679
FRESB Mortgage Trust, Series 2021-SB83, Class X1(b)(e)	0.87%	01/25/41	9,522,756	324,731
FRESB Mortgage Trust, Series 2021-SB90, Class B(b)	7.50%	07/25/41	3,237,787	2,944,767
FRESB Mortgage Trust, Series 2021-SB93, Class B(b)	7.50%	10/25/41	4,334,886	3,977,258
FRESB Mortgage Trust, Series 2022-SB100, Class B(b)	7.50%	05/25/42	8,891,298	8,067,075
FRESB Mortgage Trust, Series 2022-SB95, Class B(b)(c)	7.50%	12/25/31	5,371,627	4,888,181
FRESB Mortgage Trust, Series 2022-SB98, Class B(b)(c)	7.50%	04/25/42	6,288,568	5,750,895
FRESB Mortgage Trust, Series 2023-SB106, Class B(b)	7.50%	05/25/33	8,175,516	7,084,085
FRESB Multifamily Structured Pass Through Certificates, Series 2021-SB86, Class B(b)(c)	7.50%	03/25/41	2,913,001	2,624,905
GAM RE-REMIC Trust, Series 2022-FRR3, Class EK41(c)(d)	0.00%	10/27/47	2,444,000	2,149,009
Hudsons Bay Simon JV Trust, Series 2015-HB7, Class A7(c)	3.91%	08/05/34	4,443,000	3,860,967
Hudsons Bay Simon JV Trust, Series 2015-HB10, Class A10(c)(f)	4.15%	08/05/25	2,214,207	1,999,429
Hudsons Bay Simon JV Trust, Series 2015-HB10, Class C10(b)(c)(f)	5.45%	08/05/25	5,152,596	4,158,145
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2008-C2, Class AM(b)	6.83%	02/12/51	3,889,651	2,038,955
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2022-NLP, Class G(b)(c)	1M US SOFR + 4.27%	04/15/27	1,386,317	1,197,026
Multifamily Structured Credit Risk, Series 2023-SN1, Class B(b)(c)	30D US SOFR + 7.00%	07/25/42	15,466,102	15,466,102
NCMF Trust, Series 2022-MFP, Class G(b)(c)	1M US SOFR + 5.13%	03/15/27	2,400,000	2,239,440
SMR 2022-IND Mortgage Trust, Series 22-IND, Class G(b)(c)	1M US SOFR + 7.50%	02/15/24	4,174,761	3,624,110
TPI RE-REMIC Trust, Series 2022-FRR1, Class EK34(c)(d)	0.00%	08/25/23	5,600,000	5,600,000

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES
(Cost $98,538,695)				95,577,737

CONVERTIBLE CORPORATE BONDS (4.08%)
Granite Point Mortgage Trust, Inc.	6.38%	10/01/23	1,830,000	1,774,917
PennyMac Corp.	5.50%	03/15/26	1,967,000	1,762,826
Redwood Trust, Inc.	4.75%	08/15/23	1,964,000	1,961,250

TOTAL CONVERTIBLE CORPORATE BONDS
(Cost $5,569,753)				5,498,993

CORPORATE BONDS (2.08%)
GKN Subordinated CTL Pass-Through Trust/Auburn MI(b)(c)	0.00%	03/15/30	5,399,179	2,807,033

TOTAL CORPORATE BONDS
(Cost $3,123,972)				2,807,033

RESIDENTIAL MORTGAGE-BACKED SECURITIES (2.59%)
Countrywide Alternative Loan Trust, Series 2006-20CB, Class A6(b)	1M US SOFR + 0.61%	07/25/36	83,882	30,984
Countrywide Alternative Loan Trust, Series 2006-21CB, Class A7(b)	1M US SOFR + 0.81%	07/25/36	69,733	34,686
Countrywide Home Loans Mortgage Pass-Through Trust, Series 2006-21, Class A6(b)	1M US SOFR + 0.48%	02/25/37	63,245	23,462
HSI Asset Loan Obligation Trust, Series 2007-WF1, Class A2(b)	0.56%	12/25/36	4,698,282	1,409,625

Lehman Mortgage Trust, Series 2007-5, Class 4A2(b)	1M US SOFR + 0.43%	08/25/36	180,205	118,580
LHOME Mortgage Trust, Series 2022-RTL2, Class M(c)(g)	8.00%	04/25/27	2,042,000	1,846,728
MASTR Asset Securitization Trust, Series 2006-1, Class 2A1(b)	1M US SOFR + 0.56%	05/25/36	110,222	25,819

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES
(Cost $5,835,268)				3,489,884

	7-Day Yield	Shares	Value
SHORT TERM INVESTMENTS - COMMON SHARES (20.51%)
First American Government Obligations Fund	5.15%	26,856,294	26,856,294
JPMorgan US Treasury Plus Money Market Fund	5.28%	781,419	781,419
			27,637,713

TOTAL SHORT TERM INVESTMENTS
(Cost $27,637,713)			27,637,713

TOTAL INVESTMENTS (107.82%)
(Cost $152,651,746)			$145,309,633

Liabilities in Excess of Other Assets (-7.82%)			(10,542,647)
NET ASSETS (100.00%)			$134,766,986

(a)	Perpetual maturity.
(b)	Floating or variable rate security. The Reference Rates are described below. Interest rate shown reflects the rate in effect at July 31, 2023. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(c)	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may normally be sold to qualified institutional buyers in transactions exempt from registration. The total value of Rule 144A securities amounts to $82,305,604, which represents 61.07% of net assets as of July 31, 2023.
(d)	Issued with a zero coupon. Income is recognized through the accretion of discount.
(e)	Interest only securities.
(f)	On July 31, 2023, securities valued at $7,761,256 were pledged as collateral for reverse repurchase agreements.
(g)	Step bond. Coupon changes periodically based upon a predetermined schedule. Interest rate disclosed is that which is in effect at July 31, 2023.

Investment Abbreviations:
LIBOR - London Interbank Offered Rate
REIT - Real Estate Investment Trust
SOFR - Secured Overnight Financing Rate

Reference Rates:
1M US L - 1 Month LIBOR as of July 31, 2023 was 5.43%
3M US L - 3 Month LIBOR as of July 31, 2023 was 5.62%
1D US SOFR - 1 Day US SOFR as of July 31, 2023 was 5.31%
1M US SOFR - 1 Month US SOFR as of July 31, 2023 was 5.31%
30D US SOFR - 30 Day US SOFR as of July 31, 2023 was 5.10%

REVERSE REPURCHASE AGREEMENTS

Counterparty	Interest Rate	Acquisition Date	Maturity Date	Amount
Barclays Bank PLC
	7.20%	07/11/2023	10/18/2023	$1,591,000
	7.20%	07/11/2023	10/18/2023	4,891,000
Royal Bank of Canada
	7.23%	05/26/2023	08/25/2023	1,400,000
	7.88%	05/26/2023	08/25/2023	2,300,000
	7.69%	05/30/2023	08/30/2023	775,000
	7.45%	06/30/2023	09/29/2023	242,000
				$11,199,000

All agreements can be terminated by either party on demand at value plus accrued interest.

Axonic Alternative Income Fund

NOTES TO STATEMENT OF INVESTMENTS (Unaudited)

July 31, 2023

1. ORGANIZATION

Axonic Alternative Income Fund (the “Fund”) is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as a non-diversified, closed-end management investment company. The Fund was organized as a Delaware statutory trust on September 26, 2018 pursuant to a Declaration of Trust governed by the laws of the State of Delaware. The Fund engages in a continuous offering of shares and operates as an interval fund and makes quarterly offers to repurchase its shares at their net asset value (the “NAV”) in accordance with Rule 23c-3 under the 1940 Act. Axonic Capital LLC (the “Adviser”) acts as the Fund’s investment adviser. The Adviser is a registered investment adviser and is responsible for making the investment decisions for the Fund’s portfolio. The Fund’s investment objective is to seek total return. The Fund’s portfolio will be deemed to be non-diversified under the 1940 Act, meaning it may invest a greater percentage of its assets in a single or limited number of issuers than a diversified fund. Under normal circumstances, the Fund will concentrate its investments (i.e., invest 25% or more of its total assets (measured at the time of purchase)) in mortgage-related assets issued by government agencies or other governmental entities or by private originators or issuers.

The Fund currently offers a single class of common shares of beneficial interest (“Shares”), which commenced operations on December 31, 2018. Shares are offered at NAV per share and are not subject to sales charges, though the Fund may, in the future, impose sales charges. The Fund may offer additional classes of shares in the future. The Fund has received exemptive relief from the Securities and Exchange Commission (“SEC”) that permits the Fund to issue multiple classes of shares. However, until the Fund registers a new share class, the Fund will only offer one class of shares.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Fund is considered an investment company for financial reporting purposes under GAAP. The Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification (“ASC”) Topic 946 “Financial Services – Investment Companies”. The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

Securities Valuation – The Fund values its investments at fair value. The Fund’s Board of Trustees (the “Board”) has approved pricing policies and procedures and fair valuation policies and procedures pursuant to which the Fund will value its investments. The Adviser has appointed an independent Administrator of the Fund, pursuant to the administration agreement, under which the Administrator independently calculates the daily Net Asset Value per share (“NAV”) of the Fund. In doing so, the Administrator, on a daily basis, in compliance with the policies and procedures described above, independently values the investment positions within the Fund’s portfolio. The Administrator, at its discretion, may notify the Fund or the Board of any valuation conflicts and/or non-compliance with the policies and procedures. The Administrator and the Adviser include in quarterly written reports to the Board, confirmation that the policies and procedures provide fair and accurate prices. Securities listed on an exchange, including common stocks, are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined. Investments in shares of funds, including money market funds, that are not traded on an exchange are valued at the end of day NAV of such fund.

Structured credit and other similar debt securities including, but not limited to, asset-backed securities, collateralized debt obligations, collateralized loan obligations, collateralized mortgage obligations, mortgage-backed securities, commercial mortgage-backed security, and other securitized investments backed by certain debt or other receivables (collectively, “Structured Credit Securities”), are valued on the basis of valuations provided by independent pricing services and /or dealers in those instruments recommended by the Adviser and approved by the Board. In determining fair value, pricing services and dealers will generally use information with respect to transactions in the securities being valued, quotations from other dealers, market transactions in comparable securities, analyses and evaluations of various relationships between securities, and yield to maturity information. The Adviser will, based on its reasonable judgment, select the pricing services or dealer quotations that most accurately reflect the fair market value of the Structured Credit Security while taking into account the information utilized by the pricing services or dealers to formulate the quotation in addition to any other relevant factors.

Structured credit and other similar debt securities including, but not limited to, asset-backed securities, collateralized debt obligations, collateralized loan obligations, collateralized mortgage obligations, mortgage-backed securities, commercial mortgage-backed security, and other securitized investments backed by certain debt or other receivables (collectively, “Structured Credit Securities”), are valued on the basis of valuations provided by independent pricing services and /or dealers in those instruments recommended by the Adviser and approved by the Board. In determining fair value, pricing services and dealers will generally use information with respect to transactions in the securities being valued, quotations from other dealers, market transactions in comparable securities, analyses and evaluations of various relationships between securities, and yield to maturity information. The Adviser will, based on its reasonable judgment, select the pricing services or dealer quotations that most accurately reflect the fair market value of the Structured Credit Security while taking into account the information utilized by the pricing services or dealers to formulate the quotation in addition to any other relevant factors.

When price quotations for certain securities are not readily available, or if the available quotations are not believed to be reflective of market value by the Adviser, those securities will be valued at “fair value” as determined in good faith by the Adviser’s Valuation Committee using the fair valuation policies and procedures adopted by, and under the supervision of, the Board. There can be no assurance that the Fund could purchase or sell a portfolio security at the price used to calculate the Fund’s NAV.

The fair valuation policies and procedures may be used to value a substantial portion of the assets of the Fund. The Fund may use the fair value of a security to calculate its NAV when, for example, (1) a portfolio security is not traded in a public market or the principal market in which the security trades is closed, (2) trading in a portfolio security is suspended and has not resumed prior to the normal market close, (3) a portfolio security is not traded in significant volume for a substantial period, or (4) the Adviser determines that the quotation or price for a portfolio security provided by an independent pricing service and broker-dealer is inaccurate.

The “fair value” of securities may be difficult to determine and thus judgment plays a greater role in the valuation process. The fair valuation methodology may include or consider the following guidelines, as appropriate: (1) evaluation of all relevant factors, including but not limited to, pricing history, current market level and supply and demand of the respective security; (2) comparison to the values and current pricing of securities that have comparable characteristics; (3) knowledge of historical market information with respect to the security; and (4) other factors relevant to the security which would include, but not be limited to, duration, yield, fundamental analytical data, the Treasury yield curve and credit quality.

Fair Value Measurements – A three-tier hierarchy has been established to classify fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available. In accordance with the authoritative guidance on fair value measurements and disclosure under GAAP, the Fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value.

Various inputs are used in determining the value of the Fund’s investments as of the reporting period end. These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1 –	Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

Level 2 –	Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability at the measurement date; and

Level 3 –	Significant unobservable prices or inputs (including the Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

An investment level within the fair value hierarchy is based on the lowest level input, individually or in the aggregate, that is significant to fair value measurement. To the extent practicable, the Adviser generally endeavors to maximize the use of observable inputs and minimize the use of unobservable inputs by requiring that the most observable inputs are to be used when available.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk or liquidity associated with investing in those securities. The following is a summary of the fair values according to the inputs used in valuing the Fund’s investments as of July 31, 2023:

Investments in Securities at Value(a)(b)	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks	$523,380	$–	$–	$523,380
Preferred Stocks	3,263,916	–	–	3,263,916
Asset-Backed Securities	–	6,510,977	–	6,510,977
Commercial Mortgage-Backed Securities	–	95,577,737	–	95,577,737
Convertible Corporate Bonds	–	5,498,993	–	5,498,993
Corporate Bonds	–	2,807,033	–	2,807,033
Residential Mortgage-Backed Securities	–	3,489,884	–	3,489,884
Short Term Investments	27,637,713	–	–	27,637,713
Total	$31,425,009	$113,884,624	$–	$145,309,633

(a)	For detailed descriptions of industries, see the accompanying Schedule of Investments.
(b)	For liabilities arising from reverse repurchase agreements, the carrying amount approximates fair value due to the relatively short-term maturity of these financial instruments.

Securities Transactions and Investment Income – Investment security transactions are accounted for on a trade date basis. Cost is determined and gains and losses are based upon the specific identification method for both financial statement and federal income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Dividend income from REITs is recognized on the ex-dividend date. It is common for distributions from REITs to exceed taxable earnings and profits, resulting in the excess portion of such dividends being designated as a return of capital. The calendar year-end amounts of ordinary income, capital gains, and return of capital included in distributions received from the Fund’s investment in REITs are reported to the Fund after the end of the calendar year; accordingly, the Fund estimates these amounts for accounting purposes until the characterization of REIT distributions is reported to the Fund after the end of the calendar year. Estimates are based on the most recent REIT distribution information available.

3. REVERSE REPURCHASE AGREEMENTS

The Fund may engage in reverse repurchase agreements. Reverse repurchase agreements are agreements that involve the sale of securities held by the Fund to financial institutions such as banks and broker-dealers, with an agreement that the Fund will repurchase the securities at an agreed upon price and date. During the reverse repurchase agreement period, the Fund continues to receive interest and principal payments on the securities sold. The Fund may employ reverse repurchase agreements (i) for temporary emergency purposes or to meet repurchase requests so as to avoid liquidating other portfolio securities during unfavorable market conditions; (ii) to cover short-term cash requirements resulting from the timing of trade settlements; or (iii) to take advantage of market situations where the interest income to be earned from the investment of the proceeds of the transaction is greater than the interest expense of the transaction.

Reverse repurchase agreements involve the risk that the market value of securities to be purchased by the Fund may decline below the price at which the Fund is obligated to repurchase the securities, or that the other party may default on its obligation, so that the Fund is delayed or prevented from completing the transaction. At the time the Fund enters into a reverse repurchase agreement, it will segregate, and maintain, liquid assets having a dollar value equal to the repurchase price. In the event the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, the Fund’s use of the proceeds from the sale of the securities may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Fund’s obligations to repurchase the securities. Reverse repurchase agreements are considered borrowings by the Fund under the 1940 Act.